[CLIFFORD CHANCE US LLP LETTERHEAD]

December 10, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:
iStar Financial Inc.
Registration Statement on Form S-4

Ladies and Gentlemen:

        On behalf of our client, iStar Financial Inc., we enclose for filing iStar's Registration Statement on Form S-4 relating to an offer to exchange debt securities of iStar for any and all of a particular series of debt securities of iStar's wholly-owned subsidiary, TriNet Corporate Realty Trust, Inc., and an accompanying consent solicitation.

        If you have any questions regarding this filing, please do not hesitate to contact the undersigned at 212-878-8347 or Kathleen Werner of this office at 212-878-8526.

Sincerely,
/s/ ELIZABETH M. MCCARROLL
Elizabeth M. McCarroll

Encls.